June 16, 2020

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: Vanguard Variable Insurance Funds (the Trust)

File No. 33-32216

Commissioners:

Pursuant to Rule 497(e) under the Securities Act of 1933, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated May 29, 2020, filed pursuant to Rule 497(e), for the Vanguard Variable Insurance Funds Short-Term Investment-Grade Portfolio, series of the above mentioned Trust.

If you have any questions or comments, please contact me at (610) 669-7310.

Sincerely,

/s/ Lisa K. Whittaker

Lisa K. Whittaker

Associate Counsel

The Vanguard Group, Inc.

Enclosures

cc: Alberto H. Zapata

U.S. Securities and Exchange Commission